Right to Use Assets and Lease Liability - Schedule of Right Use of Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Operating lease right-of-use asset, net	$ 324,097	$ 365,025	$ 473,242	$ 529,135
Right to Use Assets Net - Related Party [Member]
Operating lease right-of-use asset, net	42,510	44,849
Right to Use Assets Net [Member]
Operating lease right-of-use asset, net	20,997	41,138
Right to Use Assets Net [Member]
Operating lease right-of-use asset, net	$ 260,590	$ 279,038